Angel Oak Mortgage Trust 2021-8 ABS-15G

Exhibit 99.31

Data Compare

Run Date - 09/24/2021 2:26:20 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
1241691	2021080778	xxxx	Borrower Fico	xxxx	xxxx	verified with credit report
1248882	2021080789	xxxx	Borrower Fico	xxxx	xxxx
1235273	2021080780	xxxx	Interest Only	xxxx	xxxx	Verified
1241683	2021080787	xxxx	Interest Only	xxxx	xxxx	vERIFIED
1241691	2021080778	xxxx	Interest Only	xxxx	xxxx	Verified
1250340	2021080788	xxxx	Interest Only	xxxx	xxxx	Verified
1242158	2021080792	xxxx	Note Date	xxxx	xxxx	Verified
1235273	2021080780	xxxx	Original Amortization Term	xxxx	xxxx	verified
1241683	2021080787	xxxx	Original Amortization Term	xxxx	xxxx	Verified
1241691	2021080778	xxxx	Original Amortization Term	xxxx	xxxx	verified
1250340	2021080788	xxxx	Original Amortization Term	xxxx	xxxx	Verified 120 month interest only
1234409	2021080781	xxxx	Original CLTV	xxxx	xxxx	verified with loan approval
1234409	2021080781	xxxx	Original LTV	xxxx	xxxx	verified with loan approval